LAND USE RIGHTS, NET (Narrative) (Details) (Land use rights [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Land use rights [Member]
LAND USE RIGHTS, NET [Line Items]
Carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin	$ 2,071	$ 2,125
Amortization expenses	$ 172	$ 224	$ 245